UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-04182

Name of Fund:  BlackRock International Value Fund of
               BlackRock International Value Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock International Value Fund of BlackRock International Value Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock International Value Fund of BlackRock International Value Trust

Schedule of Investments as of September 30, 2007 (Unaudited)                                                    (in U.S. dollars)

                                                       Shares
Country               Industry                           Held   Common Stocks                                            Value
Australia - 3.7%      Construction &                  853,003   United Group Ltd.                                 $    14,025,596
                      Engineering - 0.6%

                      Metals & Mining - 3.1%          908,359   BHP Billiton Ltd.                                      35,908,774
                                                    1,197,634   Iluka Resources Ltd.                                    5,866,223
                                                      240,563   Rio Tinto Ltd.                                         23,101,050
                                                                                                                  ---------------
                                                                                                                       64,876,047

                                                                Total Common Stocks in Australia                       78,901,643


Denmark - 1.1%        Commercial Banks - 1.1%         565,893   Danske Bank A/S                                        22,974,959

                                                                Total Common Stocks in Denmark                         22,974,959


Finland - 1.6%        Electric Utilities - 1.6%       901,462   Fortum Oyj                                             33,087,071

                                                                Total Common Stocks in Finland                         33,087,071


France - 8.8%         Automobiles - 0.7%              110,227   Renault SA                                             15,972,376

                      Commercial Banks - 1.5%         194,494   Societe Generale SA                                    32,637,074

                      Electric Utilities - 1.6%       314,623   Electricite de France SA                               33,266,260

                      Insurance - 1.5%                702,250   AXA SA                                                 31,422,956

                      Machinery - 1.3%                 92,156   Vallourec SA                                           26,544,670

                      Oil, Gas & Consumable           567,037   Total SA                                               46,104,250
                      Fuels - 2.2%

                                                                Total Common Stocks in France                         185,947,586


Germany - 16.2%       Air Freight                     928,294   Deutsche Post AG                                       27,003,376
                      & Logistics - 1.3%

                      Automobiles - 2.4%              431,604   Bayerische Motoren Werke AG                            27,836,485
                                                      232,109   DaimlerChrysler AG                                     23,380,028
                                                                                                                  ---------------
                                                                                                                       51,216,513

                      Chemicals - 2.1%                556,662   Bayer AG                                               44,308,164

                      Diversified                   1,847,579   Deutsche Telekom AG                                    36,304,009
                      Telecommunication
                      Services - 1.7%

                      Electric Utilities - 1.7%       193,003   E.ON AG                                                35,683,909

                      Industrial                      476,937   Siemens AG                                             65,573,821
                      Conglomerates - 3.1%

                      Insurance - 2.0%                181,282   Allianz AG Registered Shares                           42,354,882

                      Multi-Utilities - 1.9%          313,568   RWE AG                                                 39,436,891

                                                                Total Common Stocks in Germany                        341,881,565


Hong Kong - 3.1%      Real Estate Management        4,720,000   Hang Lung Properties Ltd.                              21,129,299
                      & Development - 3.1%          3,389,000   Henderson Land Development Co., Ltd.                   26,876,239
                                                    6,176,000   New World Development Ltd.                             17,080,854

                                                                Total Common Stocks in Hong Kong                       65,086,392


Ireland - 2.1%        Commercial Banks - 0.9%         770,493   Allied Irish Banks Plc                                 18,677,553

                      Construction Materials - 1.2%   631,694   CRH Plc                                                25,086,167

                                                                Total Common Stocks in Ireland                         43,763,720


Italy - 6.3%          Commercial Banks - 3.4%       4,251,674   Banca Intesa SpA                                       32,823,173
                                                    4,521,631   UniCredito Italiano SpA                                38,685,545
                                                                                                                  ---------------
                                                                                                                       71,508,718

                      Oil, Gas & Consumable         1,658,603   Eni SpA                                                61,468,282
                      Fuels - 2.9%
                                                                Total Common Stocks in Italy                          132,977,000


Japan - 16.9%         Auto Components - 0.8%          786,000   NOK Corp.                                              16,833,326

                      Automobiles - 3.9%              848,000   Honda Motor Co., Ltd.                                  28,496,757
                                                    1,563,000   Mazda Motor Corp.                                       7,905,829
                                                      765,000   Toyota Motor Corp.                                     45,154,747
                                                                                                                  ---------------
                                                                                                                       81,557,333

                      Beverages - 1.0%              1,428,000   Asahi Breweries Ltd.                                   21,755,974

                      Building Products - 0.7%      2,256,000   Nippon Sheet Glass Co., Ltd.                           13,787,594

                      Capital Markets - 0.4%        1,024,000   Mitsubishi UFJ Securities Co.                           8,968,302

                      Commercial Banks - 0.3%             739   Sumitomo Mitsui Financial Group, Inc.                   5,758,107

                      Consumer Finance - 1.2%         114,400   ORIX Corp.                                             26,093,936

                      Household Durables - 0.5%       782,000   Sekisui House Ltd.                                      9,844,356

                      Insurance - 0.4%                701,000   Sompo Japan Insurance, Inc.                             8,043,512

                      Leisure Equipment               559,000   Namco Bandai Holdings, Inc.                             8,127,193
                      & Products - 0.4%

                      Metals & Mining - 1.1%        4,043,000   Sumitomo Metal Industries Ltd.                         23,582,553

                      Office Electronics - 2.4%       567,000   Canon, Inc.                                            30,950,159
                                                      979,000   Ricoh Co., Ltd.                                        20,711,009
                                                                                                                  ---------------
                                                                                                                       51,661,168

                      Oil, Gas & Consumable         2,597,000   Nippon Mining Holdings, Inc.                           26,090,959
                      Fuels - 1.2%

                      Pharmaceuticals - 0.4%          115,000   Takeda Pharmaceutical Co., Ltd.                         8,089,496

                      Trading Companies             2,160,000   Itochu Corp.                                           26,232,534
                      & Distributors - 2.2%         4,474,000   Sojitz Corp.                                           19,475,036
                                                                                                                  ---------------
                                                                                                                       45,707,570

                                                                Total Common Stocks in Japan                          355,901,379


Luxembourg - 2.2%     Metals & Mining - 2.2%          588,880   ArcelorMittal                                          46,511,519

                                                                Total Common Stocks in Luxembourg                      46,511,519


Norway - 1.7%         Oil, Gas & Consumable         1,069,594   Statoilhydro ASA                                       36,454,978
                      Fuels - 1.7%
                                                                Total Common Stocks in Norway                          36,454,978


South Korea - 0.7%    Commercial Banks - 0.7%         177,473   Kookmin Bank                                           14,776,489

                                                                Total Common Stocks in South Korea                     14,776,489


Spain - 1.9%          Commercial Banks - 1.9%       2,051,261   Banco Santander SA                                     39,867,512

                                                                Total Common Stocks in Spain                           39,867,512


Sweden - 1.3%         Diversified Financial         1,078,249   Investor AB                                            27,692,030
                      Services - 1.3%
                                                                Total Common Stocks in Sweden                          27,692,030


Switzerland - 9.0%    Capital Markets - 3.5%          491,176   Credit Suisse Group                                    32,611,471
                                                      773,779   UBS AG                                                 41,604,952
                                                                                                                  ---------------
                                                                                                                       74,216,423

                      Food Products - 3.0%            137,531   Nestle SA Registered Shares                            61,781,158

                      Insurance - 0.9%                219,903   Swiss Reinsurance Registered Shares                    19,586,808

                      Pharmaceuticals - 1.6%          616,450   Novartis AG Registered Shares                          34,019,251

                                                                Total Common Stocks in Switzerland                    189,603,640


Taiwan - 1.9%         Computers & Peripherals - 0.6%  825,000   High Tech Computer Corp.                               12,096,292

                      Semiconductors &             10,295,112   Advanced Semiconductor Engineering Inc.                11,293,551
                      Semiconductor Equipment -    18,489,050   Vanguard International Semiconductor Corp.             16,599,637
                      1.3%                                                                                        ---------------
                                                                                                                       27,893,188

                                                                Total Common Stocks in Taiwan                          39,989,480

United Kingdom -      Aerospace & Defense - 1.8%    3,704,501   BAE Systems Plc                                        37,404,273
19.9%
                      Commercial Banks - 2.4%       1,541,148   Barclays Plc                                           18,777,184
                                                    1,749,085   HBOS Plc                                               32,726,455
                                                                                                                  ---------------
                                                                                                                       51,503,639

                      Food Products - 1.9%          1,275,615   Unilever Plc                                           40,322,964

                      Insurance - 2.4%              1,220,886   Aviva Plc                                              18,384,731
                                                    2,028,882   Prudential Plc                                         31,195,368
                                                                                                                  ---------------
                                                                                                                       49,580,099

                      Metals & Mining - 2.2%          697,780   Anglo American Plc                                     46,955,529

                      Oil, Gas & Consumable         1,505,713   Royal Dutch Shell Plc Class B                          61,983,275
                      Fuels - 2.9%

                      Pharmaceuticals - 1.6%        1,306,184   GlaxoSmithKline Plc                                    34,661,606

                      Tobacco - 1.7%                  974,458   British American Tobacco Plc                           34,930,240

                      Wireless Telecommunication   17,635,106   Vodafone Group Plc                                     63,683,531
                      Services - 3.0%

                                                                Total Common Stocks in the United Kingdom             421,025,156

                                                                Total Common Stocks
                                                                (Cost - $1,620,975,213) - 98.4%                     2,076,442,119


                                                   Beneficial
                                                     Interest   Other Interests

United Kingdom -      Electric                   $     70,000   British Energy Plc Deferred Shares (c)                          0
0.0%                  Utilities - 0.0%
                                                                Total Other Interests
                                                                (Cost - $0) - 0.0%                                              0


                                                                Short-Term Securities                                       Value

                                                 $ 20,935,247   BlackRock Liquidity Series, LLC
                                                                Cash Sweep Series, 5.22% (a)(b)                        20,935,247

                                                                Total Short-Term Securities
                                                                (Cost - $20,935,247) - 1.0%                            20,935,247

                                                                Total Investments
                                                                (Cost - $1,641,910,460*) - 99.4%                    2,097,377,366
                                                                Other Assets Less Liabilities - 0.6%                   12,021,433
                                                                                                                  ---------------
                                                                Net Assets - 100.0%                               $ 2,109,398,799
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   1,660,925,724
                                                  =================
    Gross unrealized appreciation                 $     450,848,315
    Gross unrealized depreciation                      (14,396,673)
                                                  -----------------
    Net unrealized appreciation                   $     436,451,642
                                                  =================


(a) Represents the current yield as of September 30, 2007.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Net            Interest
    Affiliate                                 Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series                      $(18,766,250)     $   625,792


(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock International Value Fund of BlackRock International Value Trust


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock International Value Fund of
       BlackRock International Value Trust


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock International Value Fund of
       BlackRock International Value Trust


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock International Value Fund of
       BlackRock International Value Trust


Date: November 20, 2007